10. INTANGIBLE ASSETS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Amortization expense	$ 254,422	$ 215,047	$ 295,479	$ 224,979
Customer contracts - Estimated Useful life	5 years	5 years		5 years
Estimated fair value of transtech	983,645		983,645
Intangible assets acquired of transtech	450,000		450,000
Estimated assets acquired of transtech	$ 262,500		$ 262,500